Disclosure of detailed information about fair value of long-term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Long-term debt	$ 352,769	$ 464,308	$ 45,780
Fair value [Member]
Statements Line Items
Long-term debt	$ 375,264